Earnings Per Common Share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings Per Share
Earnings Per Common Share
The following is a reconciliation of the basic and diluted earnings per share computations (amounts in thousands, except per share data):

	For the years ended December 31,
	2017	2016	2015
Net loss for basic and diluted earnings per share	$(59,726)	$(124,835)	$(510,789)

Shares of common stock and common stock equivalents:
Weighted average shares basic	71,794	56,174	21,410
Effect of dilutive securities	—	—	—
Weighted average common shares - diluted	71,794	56,174	21,410

Loss per share:
Basic	$(0.83)	$(2.22)	$(23.86)
Diluted	$(0.83)	$(2.22)	$(23.86)

The following is a summary of share equivalents not included in the computation of diluted earnings per share because their effects would have been anti-dilutive for the years ended December 31, 2017, 2016 and 2015 (in thousands).

	For the years ended December 31,
	2017	2016	2015
Share equivalents	4,734	3,600	1,248